Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Secured long-term debt, gross	$ 141,411,883	$ 106,189,355
Less: current portion	(22,204,172)	(17,807,674)
Less: unamortized bank fees	(1,160,626)	(951,265)
Secured long-term debt	$ 118,047,085	87,430,416
Primary Beneficiary
Debt Instrument [Line Items]
Ownership Percentage	33.33%
Not Primary Beneficiary | ST Shipping and Transport Ltd. (STST) [Member]
Debt Instrument [Line Items]
Ownership Percentage	33.33%
Not Primary Beneficiary | ASO 2020 Maritime S.A. (ASO2020) [Member]
Debt Instrument [Line Items]
Ownership Percentage	33.33%
Bulk Pangaea Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	$ 2,428,125	3,121,875
Bulk Discovery Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	3,068,000	3,780,000
Bulk Patriot Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	3,537,500	4,762,500
Bulk Cajun Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	0	853,125
Bulk Trident Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	7,012,501	7,650,000
Bulk Juliana Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	4,394,270	5,070,312
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	48,375,000	51,125,000
Bulk Atlantic Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	7,505,000	7,890,000
Bulk Phoenix Secured Note [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	8,483,331	8,916,665
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd. [Member]
Debt Instrument [Line Items]
Face amount	13,000,000	13,000,000
Secured long-term debt, gross	11,369,550	12,021,730
Long Wharf Construction to Term Loan [Member]
Debt Instrument [Line Items]
Secured long-term debt, gross	988,606	998,148
Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd. [Member]
Debt Instrument [Line Items]
Face amount	45,000,000	45,000,000
Secured long-term debt, gross	$ 44,250,000	$ 0